CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net of unpaid service provider costs, related parties	$ 0	$ 41,950
Property and equipment, net, related parties	19,510	22,659
Accounts payable and accrued expenses, related parties	0	112
Deferred revenue, related parties	0	988
Deferred revenue, net of current portion, related parties	0	4,277
Other liabilities, related parties	$ 0	$ 8,142
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	6,000,000,000
Common stock, shares issued (in shares)	180,113,551
Common stock, shares outstanding (in shares)	180,113,551
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	1,000,000,000
Common stock, shares issued (in shares)	297,385,981
Common stock, shares outstanding (in shares)	297,385,981